Disclosure of net defined benefit liability (asset) (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Present value of funded defined benefit obligation	$ 365,655	$ 333,720
Fair value of plan assets	(341,432)	(296,151)	$ (279,523)
Present value of unfunded defined benefit obligation	17,399	15,445
Net liability arising from defined benefit obligation	$ 41,622	$ 53,014